Schedule of Other-Than-Temporary Impairment Losses by Asset Type (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	$ (2,195)	$ (21,804)	$ (45,075)
Included in OCI	(3,259)	2,226	2,479
Net	(5,454)	(19,578)	(42,596)
Municipal
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross		(406)	(8,328)
Net		(406)	(8,328)
Corporate
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(2,301)	(5,259)	(7,500)
Included in OCI	(476)	1,567	141
Net	(2,777)	(3,692)	(7,359)
Residential mortgage-backed securities ("RMBS")
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(531)	(2,210)	(3,146)
Included in OCI	(360)	91	(1,882)
Net	(891)	(2,119)	(5,028)
Commercial mortgage-backed securities ("CMBS")
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross		(12,287)	(23,179)
Included in OCI	(2,423)	568	4,220
Net	(2,423)	(11,719)	(18,959)
Fixed income securities
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(2,832)	(20,162)	(42,153)
Included in OCI	(3,259)	2,226	2,479
Net	(6,091)	(17,936)	(39,674)
Mortgage loans
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	637	(1,642)	(2,922)
Net	$ 637	$ (1,642)	$ (2,922)